Capital structure and financing - C.3.1. Bond financing (Details)											1 Months Ended											2 Months Ended	9 Months Ended	12 Months Ended
	Jan. 05, 2023 USD ($)	Nov. 21, 2022 USD ($)	Jan. 27, 2022 USD ($)	Jan. 10, 2022 USD ($)	Oct. 01, 2021 USD ($)	Sep. 22, 2021 USD ($)	Mar. 26, 2021 USD ($)	Feb. 22, 2021 USD ($)	Feb. 16, 2021 USD ($)	Oct. 19, 2020 USD ($)	Dec. 31, 2023 USD ($)	Mar. 31, 2020 USD ($)	Nov. 30, 2019 USD ($)	May 31, 2019 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Oct. 31, 2018 USD ($)	Apr. 30, 2018	Sep. 30, 2017 USD ($)	May 31, 2016 COP ($)	May 31, 2011 USD ($)	Dec. 31, 2023 USD ($)	Feb. 29, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2023 BOB (Bs.)	Nov. 01, 2023 USD ($)	May 10, 2023 SEK (kr)	Jan. 05, 2023 COP ($)	Nov. 04, 2022 USD ($)	Jan. 10, 2022 SEK (kr)	Nov. 12, 2021	Oct. 01, 2021 PYG (₲)	Feb. 16, 2021 COP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BOB (Bs.)	Mar. 31, 2020 COP ($)	Feb. 29, 2020 PYG (₲)	Jan. 28, 2020 USD ($)	Jul. 31, 2019 USD ($) bond	Jul. 31, 2019 BOB (Bs.) bond	May 31, 2019 SEK (kr)	Oct. 31, 2017 USD ($)	Aug. 31, 2016 USD ($)	Aug. 31, 2016 BOB (Bs.)	May 31, 2016 USD ($)	May 31, 2016 COP ($)	Nov. 30, 2015 USD ($)	Nov. 30, 2015 BOB (Bs.)	May 31, 2011 COP ($)
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 4,750,000,000											$ 4,750,000,000		$ 4,750,000,000	$ 4,980,000,000
Settlement of derivative financial instruments																								(26,000,000)	11,000,000	$ 0
Number of bonds issued | bond																																											2	2
Current portion of non-current borrowings											32,000,000											32,000,000		32,000,000	61,000,000
Guatemala joint ventures
Disclosure of detailed information about borrowings [line items]
Percentage of controlling interest acquired			45.00%																																45.00%
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 0											$ 0		$ 0	191,000,000
Borrowings face amount														$ 207,600,000																															kr 2,000,000,000
Settlement of derivative financial instruments														$ 23,000,000
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis														2.35%																															2.35%
SEK Variable Rate Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											2.35%											2.35%		2.35%
SEK Variable Rate Notes | Bottom of range | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.99%																															4.99%
SEK Variable Rate Notes | Top of range | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														4.88%																															4.88%
SEK Variable Rate Notes
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 222,000,000											$ 222,000,000		$ 222,000,000	214,000,000
Borrowings face amount				$ 252,300,000																											kr 2,000,000,000			kr 2,200,000,000
Borrowing costs capitalised				$ 2,400,000
Borrowings term				5 years
SEK Variable Rate Notes | Stockholm Inter Bank Offered Rate
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis				3.00%																														3.00%
SEK Variable Rate Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											3.00%											3.00%		3.00%
SEK Variable Rate Notes | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate														3.23%																															3.23%
USD 4.500% Senior Notes Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						4.50%				4.50%
Bonds issued											$ 766,000,000											$ 766,000,000		$ 766,000,000	779,000,000
Borrowings face amount						$ 307,500,000				$ 500,000,000
Borrowing costs capitalised										$ 5,500,000
Borrowings term										11 years
Redemption price, percentage						101.812%
Gain on borrowings exchange						$ 15,000,000
Borrowings exchange, transaction costs						$ 4,000,000
Notional amount, repayments of noncurrent borrowings																														$ 16,000,000
Repayments of non-current borrowings																						$ 12,000,000
USD 4.500% Senior Notes Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										4.50%	4.50%											4.50%		4.50%
USD 4.500% Senior Notes Due 2031 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										4.80%
USD 6% Senior Notes
Disclosure of detailed information about borrowings [line items]
Borrowings face amount										$ 500,000,000
USD 6% Senior Notes | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate										6.00%
USD 6.625% Senior Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate						6.625%
Bonds issued											$ 147,000,000											$ 147,000,000		$ 147,000,000	147,000,000
Borrowings face amount																	$ 500,000,000
Borrowing costs capitalised																	$ 6,000,000
Borrowings term																	8 years
Borrowings exchanged						$ 302,100,000
USD 6.625% Senior Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.625%						6.625%					6.625%		6.625%
USD 6.625% Senior Notes Due 2026 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																	6.75%
USD notes due 2026, 2028 and 2029
Disclosure of detailed information about borrowings [line items]
Redemption price, percentage								103.00%
Percent of borrowings redeemed								10.00%
Payments to redeem borrowings								$ 180,000,000
Redemption premium								5,000,000
Upfront costs								$ 3,000,000
USD 6.25% Senior Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 671,000,000											$ 671,000,000		$ 671,000,000	670,000,000
Borrowings face amount																$ 750,000,000
Borrowing costs capitalised																$ 8,200,000
Borrowings term																10 years
USD 6.25% Senior Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.25%					6.25%						6.25%		6.25%
USD 6.25% Senior Notes Due 2029 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																6.36%
USD 5.125% Senior Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 446,000,000											$ 446,000,000		$ 446,000,000	446,000,000
Borrowings face amount																			$ 500,000,000
Borrowing costs capitalised																			$ 7,000,000
Borrowings term																			10 years
USD 5.125% Senior Notes Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.125%								5.125%			5.125%		5.125%
USD 5.125% Senior Notes Due 2028 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																			5.24%
USD 5.875% Senior Notes Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 507,000,000											$ 507,000,000		$ 507,000,000	508,000,000
Borrowings face amount															$ 300,000,000																											$ 250,000,000
Borrowing costs capitalised															$ 4,000,000
Borrowings term																		8 years
Borrowings premium																																										$ 15,000,000
Tender offer, consideration per $1,000 principal amount																																	$ 927.5
Tender offer, aggregate maximum principal amount																																	55,000,000
Extinguishment of debt		$ (47,000,000)
Repayments of non-current borrowings		44,000,000
Net financial impact of repurchase below par value		3,000,000
USD 5.875% Senior Notes Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.875%				5.875%							5.875%		5.875%																		5.875%
Borrowings face amount															$ 550,000,000
Issuance premium, percent																																										106.375%
USD 5.875% Senior Notes Due 2027 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																		6.04%
USD 5.875% Senior Notes Due 2027 | Implied Yield to Maturity
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																										4.817%
PYG 8.750% Notes Tranche A Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 16,000,000											$ 16,000,000		$ 16,000,000	16,000,000
PYG 8.750% Notes Tranche A Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											8.75%											8.75%		8.75%
PYG 9.250% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 7,000,000											$ 7,000,000		$ 7,000,000	7,000,000
PYG 9.250% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											9.25%											9.25%		9.25%
PYG 10.000% Notes Tranche C Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 9,000,000											$ 9,000,000		$ 9,000,000	9,000,000
PYG 10.000% Notes Tranche C Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											10.00%											10.00%		10.00%
PYG 9.250% Notes Tranche B Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 1,000,000											$ 1,000,000		$ 1,000,000	1,000,000
PYG 9.250% Notes Tranche B Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											9.25%											9.25%		9.25%
PYG 10.000% Notes Tranche E Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 3,000,000											$ 3,000,000		$ 3,000,000	3,000,000
PYG 10.000% Notes Tranche E Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											10.00%											10.00%		10.00%
PYG 9.250% Notes Tranche F Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 2,000,000											$ 2,000,000		$ 2,000,000	2,000,000
PYG 9.250% Notes Tranche F Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											9.25%											9.25%		9.25%
PYG 10.000% Notes, Tranche G, Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 3,000,000											$ 3,000,000		$ 3,000,000	3,000,000
PYG 10.000% Notes, Tranche G, Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											10.00%											10.00%		10.00%
PYG 6.000% Notes, Tranche H, Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 13,000,000											$ 13,000,000		$ 13,000,000	13,000,000
PYG 6.000% Notes, Tranche H, Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.00%											6.00%		6.00%
PYG 6.700% Notes, Tranche I, Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 20,000,000											$ 20,000,000		$ 20,000,000	19,000,000
PYG 6.700% Notes, Tranche I, Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.70%											6.70%		6.70%
PYG 7.500% Notes, Tranche J, Due 2031
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 22,000,000											$ 22,000,000		$ 22,000,000	22,000,000
PYG 7.500% Notes, Tranche J, Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											7.50%											7.50%		7.50%
BOB 5.800% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 29,000,000											$ 29,000,000		$ 29,000,000	35,000,000
BOB 5.800% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.80%											5.80%		5.80%
USD 6.75% Senior Notes Due 2022 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate															6.75%
Telefonica Celular del Paraguay S.A.E. Notes Program
Disclosure of detailed information about borrowings [line items]
Bonds issued					$ 54,000,000																		$ 41,000,000													₲ 400,000,000,000					₲ 300,000,000,000
Telefonica Celular del Paraguay S.A.E. Notes Program | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.00%																															6.00%
Borrowings term					5 years																		5 years
Telefonica Celular del Paraguay S.A.E. Notes Program | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					7.50%																															7.50%
Borrowings term					10 years																		10 years
BOB Notes Issued November 2015
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																			$ 100,000,000	Bs. 696,000,000
BOB Notes Issued November 2015 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																																			4.84%	4.84%
BOB 4.05% Notes Due 2020
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																			$ 15,000,000	Bs. 104,400,000
BOB 4.05% Notes Due 2020 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																																			4.05%	4.05%
BOB 4.85% Notes Due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 0											$ 0		$ 0	14,000,000
Borrowings face amount																																																			$ 85,000,000	Bs. 591,600,000
BOB 4.85% Notes Due 2023 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.85%											4.85%		4.85%																											4.85%	4.85%
BOB Notes Issued April 2016
Disclosure of detailed information about borrowings [line items]
Borrowings face amount | Bs.																																																Bs. 522,000,000
BOB 3.95% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 7,000,000											$ 7,000,000		$ 7,000,000	14,000,000
Borrowings face amount																																															$ 50,000,000
BOB 3.95% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											3.95%											3.95%		3.95%																							3.95%	3.95%
BOB 4.600% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 20,000,000											$ 20,000,000		$ 20,000,000	41,000,000
BOB 4.600% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.60%											4.60%		4.60%
BOB 4.30% Notes Due 2029
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 13,000,000											$ 13,000,000		$ 13,000,000	15,000,000
Borrowings face amount																																															$ 25,000,000
BOB 4.30% Notes Due 2029 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.30%											4.30%		4.30%																							4.30%	4.30%
BOB 4.70% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 10,000,000											$ 10,000,000		$ 10,000,000	21,000,000
BOB 4.70% Notes Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.70%											4.70%		4.70%
BOB 5.30% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 6,000,000											$ 6,000,000		$ 6,000,000	8,000,000
BOB 5.30% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.30%											5.30%		5.30%
BOB 5.000% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 42,000,000											$ 42,000,000		$ 42,000,000	48,000,000
BOB 5.000% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.00%											5.00%		5.00%
BOB Notes Issued October 2017
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																														$ 80,000,000
BOB Notes Issued October 2017, Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																														4.30%
BOB Notes Issued October 2017, Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																														4.70%
BOB Notes Issued October 2017, Tranche C
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																														5.30%
BOB 4.6% Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																											$ 61,000,000	Bs. 420,000,000
BOB 4.6% Notes Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																											5.00%	5.00%
BOB 5% Notes Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																											4.60%	4.60%
Borrowings face amount																																											$ 40,000,000	Bs. 280,000,000
Telefonica Celular De Bolivia S.A. Notes Due 2026
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																						5.80%	5.80%
Borrowings face amount																																						$ 50,000,000	Bs. 345,000,000
BOB 6.000% Notes Due 2028
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 57,000,000											$ 57,000,000		$ 57,000,000	0			$ 56,000,000	Bs. 387,500,000
BOB 6.000% Notes Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.00%											6.00%		6.00%				6.00%	6.00%
UNE Bond 2 (tranches A and B) Due 2023
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 0											$ 0		$ 0	31,000,000
Borrowings face amount																					$ 126,000,000																																$ 300,000,000,000
UNE Bond 2 (tranches A and B) Due 2023 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.76%											4.76%		4.76%
UNE Bond 2 - Tranche A
Disclosure of detailed information about borrowings [line items]
Borrowings term																					5 years
UNE Bond 2 - Tranche B
Disclosure of detailed information about borrowings [line items]
Borrowings term																					12 years
UNE Bond 3
Disclosure of detailed information about borrowings [line items]
Borrowings face amount																																																	$ 176,000,000	$ 540,000,000,000
Extinguishment of debt																				$ (150,000,000,000)
UNE Bond 3 (tranche A) Due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate																																																	9.35%	9.35%
Bonds issued											$ 42,000,000											$ 42,000,000		$ 42,000,000	33,000,000
Borrowings face amount																																																	$ 52,000,000
UNE Bond 3 (tranche A) Due 2024 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											9.35%											9.35%		9.35%
UNE Bond 3 (tranche B) Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 66,000,000											$ 66,000,000		$ 66,000,000	53,000,000
Borrowings face amount																																																	$ 83,000,000
Adjustment to interest rate basis																																																	4.15%	4.15%
UNE Bond 3 (tranche B) Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.15%											4.15%		4.15%
UNE Bond 3 (tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 33,000,000											$ 33,000,000		$ 33,000,000	26,000,000
Borrowings face amount																																																	$ 41,000,000
Adjustment to interest rate basis																																																	4.89%	4.89%
UNE Bond 3 (tranche C) Due 2036 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.89%											4.89%		4.89%
UNE Bond 6.600% Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate												6.60%																												6.60%
Bonds issued											$ 39,000,000											$ 39,000,000		$ 39,000,000	31,000,000
Borrowings face amount												$ 44,000,000																												$ 150,000,000,000
Borrowings term												10 years
UNE Bond 6.600% Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											6.60%											6.60%		6.60%
UNE Bond 4
Disclosure of detailed information about borrowings [line items]
Bonds issued									$ 138,000,000																												$ 485,680,000,000
UNE Bond 4 (Tranche A) Due 2028
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									5.56%																												5.56%
Bonds issued											$ 30,000,000											$ 30,000,000		$ 30,000,000	24,000,000
Borrowings term									7 years
UNE Bond 4 (Tranche A) Due 2028 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.56%											5.56%		5.56%
UNE Bond 4 (Tranche B) Due 2031
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									2.61%																												2.61%
Bonds issued											$ 74,000,000											$ 74,000,000		$ 74,000,000	59,000,000
Borrowings term									10 years
UNE Bond 4 (Tranche B) Due 2031 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											2.61%											2.61%		2.61%
UNE Bond 4 (Tranche C) Due 2036
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									3.18%																												3.18%
Bonds issued											$ 22,000,000											$ 22,000,000		$ 22,000,000	18,000,000
Borrowings term									15 years
UNE Bond 4 (Tranche C) Due 2036 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											3.18%											3.18%		3.18%
UNE Bond 7 (Tranche A) Due 2026
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 3,000,000											$ 3,000,000		$ 3,000,000	0
UNE Bond 7 (Tranche A) Due 2026 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											8.10%											8.10%		8.10%
UNE Bond 7 (Tranche B) Due 2027
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 4,000,000											$ 4,000,000		$ 4,000,000	0
UNE Bond 7 (Tranche B) Due 2027 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											8.25%											8.25%		8.25%
USD 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 575,000,000											$ 575,000,000		$ 575,000,000	589,000,000
USD 4.5% Senior Notes Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											4.50%											4.50%		4.50%
Colombia Movil S.A. Loan
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings							$ 300,000,000
Percent of borrowings repaid							50.00%
Cable Onda 4.5% Senior Notes Due 2030
Disclosure of detailed information about borrowings [line items]
Borrowings face amount													$ 600,000,000
Borrowing costs capitalised													$ 16,000,000
Notional amount, repayments of noncurrent borrowings																											$ 16,000,000
Repayments of non-current borrowings											$ 13,000,000
Borrowings amortization period													10 years
Cable Onda 4.5% Senior Notes Due 2030 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													4.50%
Cable Onda 4.5% Senior Notes Due 2030 | Effective interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate													4.69%
Comcel Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Borrowings face amount			$ 900,000,000
Borrowings term			10 years
Notional amount, repayments of noncurrent borrowings																														$ 49,000,000
Tender offer, consideration per $1,000 principal amount																																	822.5
Tender offer, aggregate maximum principal amount																																	$ 90,000,000
Extinguishment of debt		(19,000,000)
Repayments of non-current borrowings		16,000,000																				$ 42,000,000
Net financial impact of repurchase below par value		$ 3,000,000
Comcel Senior Notes Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate			5.125%
UNE Bond Issued On January 5
Disclosure of detailed information about borrowings [line items]
Bonds issued	$ 50,000,000																															$ 230,000,000,000
UNE Bond Issued On January 5, First Trache
Disclosure of detailed information about borrowings [line items]
Borrowings term	3 years
UNE Bond Issued On January 5, Second Trache
Disclosure of detailed information about borrowings [line items]
Borrowings term	4 years 6 months
USD 5.125% Senior Notes Due 2032
Disclosure of detailed information about borrowings [line items]
Bonds issued											$ 823,000,000											$ 823,000,000		$ 823,000,000	$ 870,000,000
USD 5.125% Senior Notes Due 2032 | Fixed rate loans
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate											5.125%											5.125%		5.125%